Property, Plant and Equipment - Schedule of Property, Plant and Equipment Over their Estimated Useful Lives (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Leasehold improvements-warehouse and offices [Member]
Schedule of Property, Plant and Equipment Over their Estimated Useful Lives [Line Items]
Useful life	Shorter of estimated useful life of 5 years or expected lease term
Residual Value
Warehouse equipment [member]
Schedule of Property, Plant and Equipment Over their Estimated Useful Lives [Line Items]
Residual Value
Useful life	5 years
Furniture and fixtures [Member]
Schedule of Property, Plant and Equipment Over their Estimated Useful Lives [Line Items]
Residual Value
Useful life	5 years
Office equipment [Member]
Schedule of Property, Plant and Equipment Over their Estimated Useful Lives [Line Items]
Residual Value
Useful life	5 years
Motor vehicles [Member]
Schedule of Property, Plant and Equipment Over their Estimated Useful Lives [Line Items]
Residual Value
Useful life	5 years
Electronic equipment [member]
Schedule of Property, Plant and Equipment Over their Estimated Useful Lives [Line Items]
Residual Value
Useful life	5 years